Trade and Other Receivables - Summary of Movements on Provision for Bad and Doubtful Debts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [abstract]
At beginning of year	£ (74)	£ (92)
Exchange differences		6
Income statement movements	(15)	(26)
Utilised	26	32
Disposal of subsidiary		6
At end of year	£ (63)	£ (74)